Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock

8.    Redeemable Convertible Preferred Stock

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2019:

		Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,752
Series F redeemable convertible preferred stock	78,445	55,349	138,619
Total	133,346	110,250	$258,371

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2018:

		Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,427
Series F redeemable convertible preferred stock	78,445	57,068	141,850
Total	133,346	111,969	$261,277

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2017:

Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,009

In September 2019, the Company repurchased 4,598 of Series F preferred stock through the issuance of  $11,000 convertible notes and a cash payment of  $722 as described in Note 6. As of December 31, 2019, the Company had 54,901 and 55,349 Series E‑1 and Series F convertible preferred stock with conversion rates of approximately 1.57 and 2.55 per share, respectively.

As of December 31, 2018, the Company had 54,901 and 57,068 Series E‑1 and Series F convertible preferred stock with conversion rates of approximately 1.57, and 2.55 per share, respectively.

As of December 31, 2017, the Company had 54,901 Series E‑1 convertible preferred stock issued and outstanding with a conversion rate of approximately 1.12 per share.

Voting

Each holder of each series of preferred stock shall be entitled to vote on all matters and shall be entitled to the number of votes equal to the number of whole shares of common stock into which such holder’s shares of preferred stock could be converted, as defined below. Except as otherwise required by law, or by the provisions of the Certificate of Incorporation, the holders of preferred stock shall vote together with the holders of common stock as a single class.

Dividends

The holders of Series E‑1 and Series F preferred stock are generally not entitled to any dividends. However, no dividends shall be declared or paid on shares of any other classes or series of capital stock of the Company, unless the holders of preferred stock first receive a dividend, with the preferred stock dividend calculated in such a manner that it would result in the highest possible preferred stock dividend. As of December 31, 2019, no dividends have been declared for either Series E‑1 or Series F.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series E‑1 or Series F shall be entitled to be paid out of the assets of the Company on a pari passu basis before any payments are made to the holders of common stock.

Conversion

Each share of preferred stock is convertible at the option of the holder by dividing the original issue price by the applicable conversion price. The original issue prices for Series E‑1 and Series F were approximately $2.20 and $2.55, respectively. The conversion prices in effect as of December 31, 2019 for Series E‑1 and Series F preferred stock are approximately $1.57 and $2.55, respectively, which result in share conversion factors of approximately 1.40 for Series E‑1 and 1.00 for Series F. If all preferred stock converts to common stock, the Company would issue 77,132 shares of common stock to the holders of Series E‑1 and 55,349 shares of common stock to the holders of Series F.

The applicable conversion prices are subject to adjustment, as defined in the Certificate of Incorporation.

Redemption

At any time on or after August 17, 2023, with respect to the Series E‑1, the Series E‑1 majority and with respect to the Series F, the Series F majority (each as defined in the Certificate of Incorporation) may request to redeem the applicable original issue price per share plus all declared but unpaid dividends on each series of preferred stock, in three annual installments commencing not more than sixty days after receipt by the Company of a written notice requesting redemption. Due to this contingent redemption feature that is outside of the Company’s control and, accordingly, pursuant to ASC 480‑10‑S99, the preferred shares are recorded at their redemption value, outside of stockholder’s equity (mezzanine equity). Subsequent to the date of the Business Combination Agreement, the instruments will be assessed to determine whether it is probable of the instruments being redeemed as a result of a contingency being resolved. When it is deemed probable, the fair value will be adjusted to the new estimate of the fair value in that period.